OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
OTHER LIABILITIES
22.     OTHER LIABILITIES
	Consolidated
	2023	2022
Pension and post-employment health care plans(a)	515,901	463,948
Deferred revenue from performance obligations with customers (b)	131,113	313,204
Provision for incentives to consultants	153,692	217,349
Provision for operating expenses (marketing / technology, etc.) (c)	482,287	604,064
Provision for store renovation	-	116,137
Crer Para Ver (d)	47,571	87,420
Provision for restructuring (e)	113,440	175,809
Insurance payables	84,032	69,364
Other liabilities(f)	87,518	203,331
Total	1,657,012	2,250,626

Current	970,479	1,499,060
Non-current	686,533	751,566

a)	As of December 31, 2023, there is R$253,606 (R$282,295 as of December 31, 2022) referring to pension plans, and R$567 referring to post-employment plans (R$28,456 as of December 31, 2022) of subsidiary Avon International, and R$209,288 (R$129,697 as of December 31, 2022) referring to post-employment healthcare plans of the subsidiary Natura Cosmeticos and R$52,441 (R$51,956 as of December 31, 2022) referring to post-employment healthcare plans of the subsidiary Natura &Co International.
b)	Refers to the deferral of revenue from performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct sales consultants, of which R$88,017 (R$190,790 as of December 31, 2022) is referring to subsidiary Avon, R$31,089 (R$93,761 as of December 31, 2022) referring to the consolidated subsidiary Natura Cosmeticos and R$12,007 (R$28,653 as of December 31, 2022) referring to subsidiary Natura &Co International.
c)	Refers to the Company's operating provisions arising mainly from expenses with the provision of technology, marketing, and advertising services.
d)	Contribution of the social program to the development of the quality of education.
e)	Provision for costs directly related to the integration plan and changes in the organizational structure of the subsidiary Avon and Group corporate structure review.
f)	Refers to miscellaneous provisions such as indemnities and non-current contractual obligations.

Post-employment health care and Pension plan

a) Defined benefit pension (Avon)

The subsidiary Avon has contributory and noncontributory defined benefit retirement plans for substantially all of its employees. Benefits under these plans are generally based on an employee’s length of service and average compensation near retirement, and certain plans have vesting requirements. The plans are funded based on legal requirements and cash flow.

The largest defined benefit pension plan of the subsidiary Avon outside the United States (“US”) is in the United Kingdom (“UK”). The UK defined benefit pension plan was frozen for future accruals as of April 1, 2013. The US defined benefit pension plan, the Avon Products, Inc. Personal Retirement Account Plan (the “PRA”), is closed to employees hired on or after January 1, 2015. Qualified retirement benefits for US-based employees hired on or after January 1, 2015 will be provided exclusively through Avon Personal Savings Account Plan (the “PSA”), as described in note no. 27.2.

The most recent actuarial valuation of plan assets and the present value of the defined benefit obligation was carried out on December 31, 2023. The present value of the defined benefit obligation and the respective cost of current services and cost of past services were measured at projected unit credit method.

The change in actuarial liabilities for the years ended December 31, 2023 and 2022 are shown below:

	Pension plan
	2023	2022
Balance at the beginning of the year	334,251	445,804
Cost of services – current	21,871	19,707
Interest cost – recognized in the statement of profit or loss	21,542	15,568
Administrative costs	4,046	2,698
Company contributions	(6,004)	(4,299)
Benefits paid	(30,896)	(22,262)
Actuarial loss in OCI(a)	(2,096)	(254,913)
Reclassifications	832	24,956
Other	7,082	88,474
Translation adjustment	(26,266)	18,518
Balance at end of year	324,362	334,251

(a) The actuarial loss recorded throughout 2022 is directly related to the update of the mortality tables, as they were impacted by the effects of the Covid-19 pandemic.

The significant actuarial assumptions for the determination of the actuarial liability are discount rate and rate of compensation increase. The details of the assumptions are as follows:

	2023	2022
Discount rate	1.20% to 11.60%	1.30% to 12.00%
Rate of compensation increase	2.15% to 5.50%	2.55% to 7.40%

The fair values of each major class of pension plan assets are presented below:

	Consolidated
	2023	2022
Cash and cash equivalent	46,957	7,330
Equity instruments of other entities	486,511	520,799
Government bonds	1,481,317	1,013,584
Corporate bonds	1,219,908	1,317,122
Real estate	8,714	10,957
Other	(525,722)	(121,574)
Total	2,717,685	2,748,218

b) Post-employment health care plan (Natura Cosmeticos)

Post-employment health care plan as detailed in note no. 3.19.4. As of December 31, 2023 and 2022, the obligation weighted average duration is around 21.9 and 20.0 years, respectively, and its actuarial calculation base is as follows

➢ 842 (2022: 866) active employees of the subsidiaries Natura Cosmeticos, Natura Indústria e Avon Industrial;

➢ 614 (2022: 406) retired and dependent on the subsidiaries Natura Cosmeticos, Natura Indústria e Avon Industrial.

The actuarial liability was calculated, as of December 31, 2023 and 2022, considering the following main assumptions:

	2023	2022
Discount rate	9.69%	10.43%
Initial growth rate of medical cost	4.25%	4.25%
Inflation rate	4.00%	4.00%
Final growth rate of medical cost	8.42%	8.42%
Growth rate of medical costs due to aging - costs	Per age range 1.25% a 4.75% a.a.	Per age range 1.25% a 4.75% a.a.
Growth rate of medical costs by aging - contributions	0.00%	0.00%
Percentage of adherence to the plan in retirement	Bradesco Plan 58.00% / Unimed Plan 85.00%	Bradesco Plan 58.00% / Unimed Plan 85.00%
Schedule of disabled mortality	Mercer Disability	Mercer Disability
Schedule of mortality	AT-2000	AT-2000
Schedule of turnover	Proportional calculation at the time of service	Proportional calculation at the time of service

The reduction in the annual discount rate from 10.43% to 9.69% generated R$51,566 in gains in other comprehensive income.

The table below sets forth the medical inflation rate and the discount rate sensitivity analysis, and their respective effect on the balance (present value of the obligation, or “PVO”) accounted as on the actuarial liabilities (maintaining the other assumptions):

	Rate	Chance	PVO
Discount rate	9.69%	1% increase	229,052
Discount rate	9.69%	1% decrease	173,673
Rate of compensation	8.42%	1% increase	174,202
Rate of compensation	8.42%	1% decrease	227,843

The changes of actuarial liabilities for the years ended December 31, 2023 and 2022, is set forth in the table below:

	Consolidated
	2023	2022
Balance at the beginning of the year	129,697	124,649
Cost of the current service of subsidiary Natura Cosmeticos	983	812
Cost of interest	13,314	11,078
Expenses paid	(4,021)	(3,398)
Actuarial gains in OCI	51,566	(3,444)
Balance as of the end of the year	191,539	129,697